Note 51 (Tables)	12 Months Ended
Dec. 31, 2024
Consolidated statements of cash flows [Abstract]
Liabilities from financing activities [Table Text Block]
The variation between 2024, 2023 and 2022 of the financial liabilities from financing activities is the following:

Liabilities from financing activities (Millions of Euros)
	Liabilities at amortized cost: Debt certificates			Of which: Issuances of subordinated liabilities (1)
	2024	2023	2022	2024	2023	2022

Balance at the beginning	68,707	55,429	55,763	15,832	12,485	14,794
Cash flows	627	13,283	(678)	3,303	3,388	(1,945)
Non-cash changes	532	(5)	344	421	(40)	(364)
Acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Disposals by companies held for sale	—	—	—	—	—	—
Foreign exchange movement	532	(5)	344	421	(40)	(364)
Fair value changes	—	—	—	—	—	—
Balance at the end	69,867	68,707	55,429	19,556	15,832	12,485
(1) There were €56, €35 and €24 million of subordinated deposits as of December 31, 2024, 2023 and 2022, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €388, €345 and €313 million in 2024, 2023 and 2022, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.